Intangible Assets (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2022	May 31, 2021	Feb. 28, 2022	Feb. 28, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 11,093	$ 10,921	$ 41,045	$ 41,045